                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ----------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Albright
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Richard Albright (Signature on File)      Boston, Massachusetts      8/11/05
------------------------------------
             [Signature]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                                                  (SEC USE ONLY)

Page 1 of 6      FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                     Item 6:
                                                              Investment Discretion                              Item 8:
                                       Item 4:   Item 5:  -----------------------------                     Voting Authority
                   Item 2:  Item 3:     Fair    Shares or           (b) Shared-   (c)      Item 7:               (Shares)
      Item 1:     Title of   CUSIP     Market   Principal            As Defined Shared-   Managers   -----------------------------
  Name of Issuer    Class    Number     Value     Amount  (a) Sole  in Instr. V  Other  See Instr. V  (a) Sole (b) Shared (c) None
----------------- -------- --------- ---------- --------- --------- ----------- ------- ------------ --------- ---------- --------
Maxim Integrated   Common
   Products         Stock  57772K101 62,233,473 1,628,296 1,628,296                                  1,628,296

Corporate
   Executive       Common
   Board            Stock  21988R102 20,835,780   266,000   266,000                                    266,000

IDT Corporation    Common
   Class B          Stock  448947309 23,533,712 1,788,276 1,788,276                                  1,788,276

Supertex Inc.      Common
                    Stock  868532102  3,390,720   192,000   192,000                                    192,000

Costar Group       Common
                    Stock  22160N109 10,625,320   243,700   243,700                                    243,700

Credit Acceptance  Common
   Corporation      Stock  225310101 19,433,445 1,305,134 1,305,134                                  1,305,134

Lionbridge         Common
   Technology       Stock  536252109    588,504    86,800    86,800                                     86,800

Net2Phone, Inc.    Common
                    Stock  64108n106  4,304,511 2,391,395 2,391,395                                  2,391,395

Placer Dome Inc.   Common
                    Stock  725906101    638,270    41,500    41,500                                     41,500

Dean Foods, Inc.   Common
                    Stock  242370104  2,748,720    78,000    78,000                                     78,000
                                     ---------- ---------
   COLUMN TOTALS                         78,000 8,021,101
                                     ---------- ---------

                                                                  (SEC USE ONLY)

Page 2 of 6      FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                     Item 6:
                                                              Investment Discretion                              Item 8:
                                       Item 4:   Item 5:  -----------------------------                     Voting Authority
                   Item 2:  Item 3:     Fair    Shares or           (b) Shared-   (c)      Item 7:               (Shares)
      Item 1:     Title of   CUSIP     Market   Principal            As Defined Shared-   Managers   -----------------------------
  Name of Issuer    Class    Number     Value     Amount  (a) Sole  in Instr. V  Other  See Instr. V  (a) Sole (b) Shared (c) None
----------------- -------- --------- ---------- --------- --------- ----------- ------- ------------ --------- ---------- --------
CitiGroup Inc.     Common
                    Stock  172967101    439,185     9,500     9,500                                      9,500

Phelps Dodge       Common
   Corporation      Stock  717265102  1,008,250    10,900    10,900                                     10,900

Bright Horizons
   Family          Common
   Solutions        Stock  109195107  3,482,456    85,522    85,522                                     85,522

Sun Hydraulics     Common
                    Stock  866942105  3,202,320    88,000    88,000                                     88,000

Exxon Mobil Cp     Common
                    Stock  30231G102    344,820     6,000     6,000                                      6,000

Aradigm            Common
   Corporation      Stock  038505103    268,180   253,000   253,000                                    253,000

Johnson and        Common
   Johnson          Stock  478160104  2,732,860    42,044    42,044                                     42,044

Schlumberger       Common
                    Stock  806857108    823,949    10,850    10,850                                     10,850

Newmont Mining     Common
   Corporation      Stock  651639106  3,139,964    80,450    80,450                                     80,450

Liberty Media      Common
   Corp. Ser. A     Stock  530718105  3,469,664   340,497   340,497                                    340,497
                                     ---------- ---------
   COLUMN TOTALS                     18,911,648   926,763
                                     ---------- ---------

                                                                  (SEC USE ONLY)

Page 3 of 6      FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                     Item 6:
                                                              Investment Discretion                              Item 8:
                                       Item 4:   Item 5:  -----------------------------                     Voting Authority
                   Item 2:  Item 3:     Fair    Shares or           (b) Shared-   (c)      Item 7:               (Shares)
      Item 1:     Title of   CUSIP     Market   Principal            As Defined Shared-   Managers   -----------------------------
  Name of Issuer    Class    Number     Value     Amount  (a) Sole  in Instr. V  Other  See Instr. V  (a) Sole (b) Shared (c) None
----------------- -------- --------- ---------- --------- --------- ----------- ------- ------------ --------- ---------- --------
Dow Chemical       Common
                    Stock  260543103    679,083    15,250    15,250                                     15,250

Berkshire
   Hathaway Inc.   Common
   Class A Common   Stock  084670108  1,837,000        22        22                                         22

RedHat             Common
                    Stock  756577102    340,600    26,000    26,000                                     26,000

Viasys Healthcare  Common
                    Stock  92553Q209    665,615    29,465    29,465                                     29,465

Kinross Gold       Common
   Corporation      Stock  496902404    480,216    78,724    78,724                                     78,724

Ritchie Bros.      Common
   Auction          Stock  767744105 10,551,135   273,700   273,700                                    273,700

CapitalSource Inc. Common
                    Stock  14055X102  1,207,245    61,500    61,500                                     61,500

Apache             Common
   Corporation      Stock  037411105    516,800     8,000     8,000                                      8,000

Suncor Energy Inc  Common
                    Stock  867229106  4,859,764   102,700   102,700                                    102,700

Devon Energy       Common
   Corporation      Stock  25179M103    620,830    12,250    12,250                                     12,250
                                     ---------- ---------
   COLUMN TOTALS                     21,758,288   607,611
                                     ---------- ---------

                                                                  (SEC USE ONLY)

Page 4 of 6      FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                     Item 6:
                                                              Investment Discretion                              Item 8:
                                       Item 4:   Item 5:  -----------------------------                     Voting Authority
                   Item 2:  Item 3:     Fair    Shares or           (b) Shared-   (c)      Item 7:               (Shares)
      Item 1:     Title of   CUSIP     Market   Principal            As Defined Shared-   Managers   -----------------------------
  Name of Issuer    Class    Number     Value     Amount  (a) Sole  in Instr. V  Other  See Instr. V  (a) Sole (b) Shared (c) None
----------------- -------- --------- ---------- --------- --------- ----------- ------- ------------ --------- ---------- --------
Burlington         Common
   Resources        Stock  122014103  3,339,258    60,450    60,450                                    60,450

Frontier Oil       Common
   Corporation      Stock  35914P105    528,300    18,000    18,000                                    18,000

Murphy Oil Corp.   Common
   Holdings         Stock  626717102    268,985     5,150     5,150                                     5,150

Occidental
   Petroleum       Common
   Corporation      Stock  674599105    653,905     8,500     8,500                                     8,500

Tyler              Common
   Technologies     Stock  902252105    355,320    47,000    47,000                                    47,000

Portfolio
   Recovery        Common
   Associates       Stock  73640Q105  4,159,980    99,000    99,000                                    99,000

Lions Gate         Common
   Entertainment    Stock  535919203    318,060    31,000    31,000                                    31,000

AcuSphere Inc.     Common
                    Stock  00511R870    446,472    93,600    93,600                                    93,600

Central Fund Of    Common
   Canada Ltd.      Stock  153501101    201,400    38,000    38,000                                    38,000

Gold Bull Red.     Common
   Pref.            Stock  Q1868U112    249,222     5,700     5,700                                     5,700
                                     ----------   -------
   COLUMN TOTALS                     10,520,902   406,400
                                     ----------   -------

                                                                  (SEC USE ONLY)

Page 5 of 6      FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                     Item 6:
                                                              Investment Discretion                              Item 8:
                                      Item 4:    Item 5:  -----------------------------                     Voting Authority
                   Item 2:  Item 3:     Fair    Shares or           (b) Shared-   (c)      Item 7:               (Shares)
      Item 1:     Title of   CUSIP     Market   Principal            As Defined Shared-   Managers   -----------------------------
  Name of Issuer    Class    Number     Value     Amount  (a) Sole  in Instr. V  Other  See Instr. V  (a) Sole (b) Shared (c) None
----------------- -------- --------- ---------- --------- --------- ----------- ------- ------------ --------- ---------- --------
Blue Nile, Inc.    Common
                    Stock  09578R103  1,552,775    47,500    47,500                                     47,500

Uralsvyazinform    Common
                    Stock  916887102    168,750    25,000    25,000                                     25,000

National Oilwell   Common
   Varco            Stock  637071101    273,735     5,758     5,758                                      5,758

JetBlue Airways    Common
   Corporation      Stock  477143101  2,798,236   136,900   136,900                                    136,900

Marchex Inc.       Common
                    Stock  56624R108    887,360    59,000    59,000                                     59,000

Shamir Optical     Common
   Industry Ltd.    Stock  M83683108  8,204,200   508,000   508,000                                    508,000

Ishares: Nasdaq    Common
   Biotechnology    Stock  464287556    930,230    13,700    13,700                                     13,700

AMN Healthcare     Common
   Services         Stock   1744101     622,242    41,400    41,400                                     41,400

Cross Country      Common
   Healthcare Inc   Stock  227483104    720,800    42,400    42,400                                     42,400

Sanofi-synthelab   Common
   ADS              Stock  80105N105  1,615,006    39,400    39,400                                     39,400
                                     ----------   -------
   COLUMN TOTALS                     17,773,334   919,058
                                     ----------   -------

                                                                  (SEC USE ONLY)

Page 6 of 6      FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                     Item 6:
                                                              Investment Discretion                              Item 8:
                                      Item 4:    Item 5:  -----------------------------                     Voting Authority
                   Item 2:  Item 3:     Fair    Shares or           (b) Shared-   (c)      Item 7:               (Shares)
      Item 1:     Title of   CUSIP     Market   Principal            As Defined Shared-   Managers   -----------------------------
  Name of Issuer    Class    Number     Value     Amount  (a) Sole  in Instr. V  Other  See Instr. V  (a) Sole (b) Shared (c) None
----------------- -------- --------- ---------- --------- --------- ----------- ------- ------------ --------- ---------- --------
TreeHouse Foods    Common
   Inc.             Stock  89469A104    433,352    15,200    15,200                                     15,200

Lifecell Corp.     Common
                    Stock  531927101  2,521,695   159,500   159,500                                    159,500

                                                                  0                                          0

                                                                  0                                          0

                   Common
                    Stock                                         0                                          0

                   Common
                    Stock                                         0                                          0

                   Common
                    Stock                                         0                                          0

                   Common
                    Stock                                         0                                          0

                   Common
                    Stock                                         0                                          0

                   Common
                    Stock                                         0                                          0
                                      ---------   -------
   COLUMN TOTALS                      2,955,047   174,700
                                      ---------   -------